Other Financial Information - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued clinical and related costs	$ 3,289	$ 5,377	$ 2,316
Accrued compensation and related taxes	1,081	3,591	2,154
Accrued other	182	173	186
Total	$ 4,552	$ 9,141	$ 4,656